Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation
1.	Nature of the Business and Basis of Presentation

Seres Therapeutics, Inc. (the “Company”) was incorporated under the laws of the State of Delaware in October 2010 under the name Newco LS21, Inc. In October 2011, the Company changed its name to Seres Health, Inc., and in May 2015, the Company changed its name to Seres Therapeutics, Inc. The Company is a commercial-stage microbiome therapeutics company focused on the development and commercialization of a novel class of biological drugs, which are designed to treat disease by modulating the microbiome to restore health by repairing the function of a disrupted microbiome to a non-disease state.

The Company’s product, VOWST (fecal microbiota spores, live brkp), formerly called SER-109, was approved by the U.S. Food and Drug Administration (“FDA”) on April 26, 2023 and is the first and only orally administered microbiome therapeutic. VOWST is indicated to prevent the recurrence of Clostridioides difficile infection (“CDI”) in patients 18 or older following antibacterial treatment for recurrent CDI. The Company launched VOWST in the United States with its collaborator, Nestlé Health Science (“Nestlé”), in June 2023.

Building upon VOWST, the Company is progressing the Phase 1b clinical trial of SER-155, a microbiome therapeutic candidate consisting of a 16-strain consortium of cultivated bacteria designed to prevent enteric-derived infections and resulting bloodstream infections, as well as induce immune tolerance responses to reduce the incidence of graft-versus-host disease (“GvHD”) in patients undergoing allogeneic hematopoietic stem cell transplantation (“allo-HSCT”). Gastrointestinal microbiome data from the first 100 days of SER-155 Phase 1b open-label study cohort 1 showed the successful engraftment of SER-155 bacterial strains, and a substantial reduction in the cumulative incidence of pathogen domination as compared to a reference cohort of patients, a biomarker associated with the risk of serious enteric infections and resulting bloodstream infections, as well as GvHD. The tolerability profile observed was favorable, with no serious adverse events attributed to SER-155 administration. Enrollment in the placebo-controlled cohort 2 portion of the study is ongoing, and the cohort 2 data readout is anticipated in the third quarter of 2024.

The Company has built and deploys a reverse translational platform and knowledge base for the discovery and development of microbiome therapeutics, and maintains extensive proprietary know-how that may be used to support future research and development efforts. This platform incorporates high-resolution analysis of human clinical data to identify microbiome biomarkers associated with disease and non-disease states; preclinical screening using human cell-based assays and in vitro/ex vivo and in vivo disease models customized for microbiome therapeutics; and microbiological capabilities and a strain library that spans broad biological and functional breadth to both identify specific microbes and microbial metabolites that are associated with disease and to design consortia of bacteria with specific pharmacological properties. In addition, the Company owns a valuable intellectual property estate related to the development and manufacture of microbiome therapeutics.

On October 29, 2023, the Company’s Board of Directors approved a restructuring plan to prioritize the commercialization of VOWST and the completion of the SER-155 Phase 1b study, while significantly reducing costs and supporting longer-term business sustainability (the “Restructuring Plan”). The Restructuring Plan included (i) a reduction of the Company’s workforce by approximately 41% across the organization, resulting in the elimination of approximately 160 positions; (ii) significantly scaling back all non-partnered research and development activities other than the completion of the SER-155 Phase 1b study; and (iii) reducing general and administrative expenses, including consolidating office space. For additional information on the Restructuring Plan, see Note 13, Restructuring.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval, prior to commercialization. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants.

The accompanying consolidated financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. As of December 31, 2023, the Company had an accumulated deficit of $978,235 and cash and cash equivalents of $127,965.

The Company’s primary focus in recent months has been and will continue to be supporting commercialization, including the manufacture of VOWST, and the completion of the SER-155 Phase 1b study, which requires capital and resources. Other than VOWST, the Company’s product candidates are in development, and will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval, prior to potential commercialization. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained, or maintained, that any product candidate developed will obtain necessary government regulatory approval, or that any approved product will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales.

Primarily as a result of the increased and costly efforts to commercialize VOWST and to continue the research and development efforts for other product candidates and preclinical programs, for the year ended December 31, 2023, the Company incurred a net loss of $113,724, and had net operating cash outflows of $117,354. The Company expects that its operating losses and negative cash flows will continue for the foreseeable future. Based on the Company’s currently available cash resources, current and forecasted level of operations, and forecasted cash flows for the 12-month period subsequent to the date of issuance of these consolidated financial statements, the Company will require additional funding to maintain commercial production of VOWST, continue to progress the SER-155 Phase 1b study, and meet its operational obligations as they come due. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due, and to generate profitable operations in the future. Management plans to provide for the Company’s capital requirements through financing or other transactions, including drawing the Tranche B Term Loan pursuant to the Oaktree Credit Agreement (see Note 9, Notes Payable), which is expected to become available to the Company based on VOWST net sales forecasts assuming continued quarter-over-quarter net sales growth, and selling shares under the Company’s at the market equity offering. There can be no assurance that the Company will generate significant profit from the transfer of VOWST to Nestlé or its share of collaboration profits resulting from net sales of VOWST, or that it will be able to raise additional capital to fund operations with terms acceptable to the Company, or at all. Because certain elements of management’s plans to mitigate the conditions that raised substantial doubt about the Company’s ability to continue as a going concern are outside of the Company’s control, including the ability to raise capital through an equity or other financing, those elements cannot be considered probable according to Accounting Standards Codification (“ASC”) 205-40, Going Concern (“ASC 205-40”), and therefore cannot be considered in the evaluation of mitigating factors. As a result, management has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for 12 months from the date these consolidated financial statements are issued.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries after elimination of all intercompany accounts and transactions.